All Terrain Opportunity Fund

Institutional Class Shares

(Ticker Symbol: TERIX)

A series of Investment Managers Series Trust II

Supplement dated May 29, 2020, to the

Statement of Additional Information (“SAI”) dated March 1, 2020, as supplemented.

Effective immediately, the Advisors' Proxy Policies and Guidelines for Castle Financial & Retirement Planning Associates, Inc. and Foothill Capital Management, LLC, each a Co-Advisor to the Fund, under “Appendix B – Proxy Policies and Guidelines” of the SAI are deleted in their entirety and replaced with the following:

CASTLE FINANCIAL & RETIREMENT PLANNING ASSOCIATES, INC.

Proxy Voting Policy and Procedures and Guidelines

Background

An investment adviser has a duty of care and loyalty to its clients with respect to monitoring corporate events and exercising proxy authority in the best interests of such clients. To the extent necessary, the Adviser will adhere to Rule 206(4)-6 of the Advisers Act and all other applicable laws and regulations in regard to the voting of proxies.

Policies and Procedures

The Adviser votes proxies for the securities in the Fund it manages and votes proxies for securities held in a client’s account using the following principles to comply with Rule 206(4)-6 under the Advisers Act. Specifically, Rule 206(4)-6 requires that the Adviser:

•	Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;
•	Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and
•	Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

Objective

Where the Adviser is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, the Adviser generally votes in accordance with the recommendations of its proxy vendor (see discussion below).

When making proxy-voting decisions, the Adviser generally adheres to its proxy voting guidelines below, as revised from time to time by the Adviser

General Guidelines

The Adviser has provided Proxy Edge/Broadridge with pre-determined guidelines (the “Guidelines”) for voting proxies. Under these Guidelines, all management proposals are voted as “For”, all shareholder proposals are voted “Against” and all other proposals are voted as “Abstain.” The Adviser generally votes in accordance with these Guidelines unless the Adviser believes it is in the best interest of clients to override the Guidelines and vote differently. In such instances, the Compliance Committee will review a written explanation for the override and determine whether the Adviser’s voting rationale appears reasonable and is in the best interest of clients, including any potential conflicts of interest. Upon approval by the Compliance Committee, the Adviser will initiate the submission of voting instructions through Broadridge to override the Guidelines accordingly. If the Compliance Committee does not agree that the Adviser’s rationale is reasonable and in the best interests of clients to grant an override, the override request will be rejected. The Adviser is responsible for maintaining all documentation and ensuring that such documentation adequately reflects the basis for any approval or rejection to override the established Guidelines.

Accounts for Which the Adviser Has Proxy Voting Responsibility

The Adviser generally is responsible for voting proxies with respect to securities selected by the Adviser and held in client accounts. The Adviser’s form of Investment Advisory Agreement provides clients with an alternative as to whether the client or the Adviser will be responsible for proxy voting. However, the Adviser does not vote proxies for securities not selected by the Adviser but that are nevertheless held in a client account or where the Adviser otherwise is not vested with discretionary authority over securities held in a client account.

As a matter of policy, Castle Financial does not vote proxies for its client accounts.

A.	Adherence to Client Proxy Voting Policies

Although clients do not always have proxy-voting policies, if a client has such a policy and instructs the Adviser to follow it, the Adviser is required to comply with it except in any instance in which doing so would be contrary to the economic interests of the client or otherwise imprudent or unlawful.

The Adviser must, to the extent possible, comply with each client’s proxy voting policy. If such policies conflict, the Adviser may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account, unless in the particular situation voting in such a manner would be imprudent or otherwise inconsistent with applicable law.

B.	Conflicts

From time to time, proxy voting proposals may raise conflicts between the interests of the Adviser’s clients and the interests of the Adviser and its employees. The Adviser must take certain steps designed to ensure and must be able to demonstrate that those steps resulted in a decision to vote the proxies that was based on the clients’ best interest and was not the product of the conflict. For example, conflicts of interest may arise when:

•	Proxy votes regarding non-routine matters are solicited by an issuer that has an institutional separate account relationship with the Adviser;[1]
•	A proponent of a proxy proposal has a business relationship with the Adviser; or
•	The Adviser has business relationships with participants in proxy contests, corporate directors or director candidates.

The Adviser generally will vote in accordance with its established Guidelines to address, among other things, any material conflicts of interests between clients and the interests of the Adviser or its affiliates.

The Adviser is primarily responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Any person with knowledge of a personal conflict of interest relating to a particular matter shall disclose that conflict to the Chief Compliance Officer and may be required to recues him or herself from the proxy voting process. Issues raising possible conflicts of interest are referred to the Adviser for resolution.

Special Issues with Voting Foreign Proxies

Although the Adviser has arrangements with the proxy vendor, voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

•	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.
•	To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. The Adviser may refrain from voting shares of foreign stocks subject to blocking restrictions where, in the Adviser’s judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

[1]	For this purpose, Adviser generally will consider as “non-routine” any matter listed in New York Stock Exchange Rule 452.11, relating to when a member adviser may not vote a proxy without instructions from its customer (for example, contested matters are deemed non-routine).

•	Often it is difficult to ascertain the date of a shareholder meeting because certain countries, such as France, do not require companies to publish announcements in any official stock exchange publication.
•	Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.
•	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.
•	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.
•	Lack of a “proxy voting service” by custodians in certain countries.

Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA plan), the Adviser may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

C.	Reports

Clients may obtain information from the Adviser about how we voted proxies with respect to their securities. If requested, the Adviser provides clients with periodic reports on the Adviser’s proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the clients reasonably request.

D.	Operational Procedures

The Adviser is responsible for administering the proxy voting process as set forth in these procedures. The Compliance Committee will meet on a periodic basis, but no less than annually, to review the Advisers proxy voting process on behalf of clients. Review shall include the Adviser’s reasonable belief that its proxy voting determinations have been voted in the best interest of clients. The Adviser shall evaluate its Guidelines as well as the administrator of the electronic proxy voting services no less than annually.

These policies and procedures noted above will be the same as those followed by the All Terrain Opportunity Fund.

Securities Subject to Lending Arrangements

For various legal or administrative reasons, the Adviser, customarily and typically does not, and is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. The Adviser will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, the Adviser may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients’ custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in the Adviser’s judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

Proxy Voting Reporting

Information regarding how the Adviser, on behalf of the Fund, voted proxies is available on the SEC’s website at http://sec.gov.

The Adviser must provide the Fund’s Board with a report that describes any significant issues that arose during the year as they relate to voting proxies, including any votes that were made inconsistent with the Adviser’s proxy voting policies and procedures. Additionally, on an at least annual basis, any changes to the Adviser’s proxy voting policies and procedure as they relate to the Fund, must be reported to the Board, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

Foothill Capital Management, LLC

Proxy Voting Policy and Procedures and Guidelines

Background

An investment adviser has a duty of care and loyalty to its clients with respect to monitoring corporate events and exercising proxy authority in the best interests of such clients. To the extent necessary, the Adviser will adhere to Rule 206(4)-6 of the Advisers Act and all other applicable laws and regulations in regard to the voting of proxies.

Policies and Procedures

The Adviser votes proxies for the securities in the Funds it manages and votes proxies for securities held in a client’s account using the following principles to comply with Rule 206(4)-6 under the Advisers Act. Specifically, Rule 206(4)-6 requires that the Adviser:

•	Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;
•	Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and
•	Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

Objective

Where the Adviser is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, the Adviser generally votes in accordance with the recommendations of its proxy vendor (see discussion below).

When making proxy-voting decisions, the Adviser generally adheres to its proxy voting guidelines below, as revised from time to time by the Adviser

General Guidelines

The Adviser has provided Proxy Edge/Broadridge with pre-determined guidelines (the “Guidelines”) for voting proxies. Under these Guidelines, all management proposals are voted as “For”, all shareholder proposals are voted “Against” and all other proposals are voted as “Abstain.” The Adviser generally votes in accordance with these Guidelines unless the Adviser believes it is in the best interest of clients to override the Guidelines and vote differently. In such instances, the Compliance Committee will review a written explanation for the override and determine whether the Investment Committee’s voting rationale appears reasonable and is in the best interest of clients, including any potential conflicts of interest. Upon approval by the Compliance Committee, the Investment Committee will initiate the submission of voting instructions through Broadridge to override the Guidelines accordingly. If the Compliance Committee does not agree that the Investment Committee’s rationale is reasonable and in the best interests of clients to grant an override, the override request will be rejected. The Adviser is responsible for maintaining all documentation provided by the Investment Committee and the Compliance Committee and ensuring that such documentation adequately reflects the basis for any approval or rejection to override the established Guidelines.

Accounts for Which the Adviser Has Proxy Voting Responsibility

The Adviser generally is responsible for voting proxies with respect to securities selected by the Adviser and held in client accounts. The Adviser’s form of Investment Advisory Agreement provides clients with an alternative as to whether the client or the Adviser will be responsible for proxy voting. However, the Adviser does not vote proxies for securities not selected by the Adviser but that are nevertheless held in a client account or where the Adviser otherwise is not vested with discretionary authority over securities held in a client account.

A.	Adherence to Client Proxy Voting Policies

Although clients do not always have proxy-voting policies, if a client has such a policy and instructs the Adviser to follow it, the Adviser is required to comply with it except in any instance in which doing so would be contrary to the economic interests of the client or otherwise imprudent or unlawful.

The Adviser must, to the extent possible, comply with each client’s proxy voting policy. If such policies conflict, the Adviser may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account, unless in the particular situation voting in such a manner would be imprudent or otherwise inconsistent with applicable law.

B.	Conflicts

From time to time, proxy voting proposals may raise conflicts between the interests of the Adviser’s clients and the interests of the Adviser and its employees. The Adviser must take certain steps designed to ensure and must be able to demonstrate that those steps resulted in a decision to vote the proxies that was based on the clients’ best interest and was not the product of the conflict. For example, conflicts of interest may arise when:

•	Proxy votes regarding non-routine matters are solicited by an issuer that has an institutional separate account relationship with the Adviser;[1]
•	A proponent of a proxy proposal has a business relationship with the Adviser; or

[1]	For this purpose, Adviser generally will consider as “non-routine” any matter listed in New York Stock Exchange Rule 452.11, relating to when a member adviser may not vote a proxy without instructions from its customer (for example, contested matters are deemed non-routine).

•	The Adviser has business relationships with participants in proxy contests, corporate directors or director candidates.

The Adviser generally will vote in accordance with its established Guidelines to address, among other things, any material conflicts of interests between clients and the interests of the Adviser or its affiliates.

The Adviser’s Investment Committee is primarily responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Any person with knowledge of a personal conflict of interest relating to a particular matter shall disclose that conflict to the Chief Compliance Officer and may be required to recues him or herself from the proxy voting process. Issues raising possible conflicts of interest are referred to the Investment Committee for resolution.

Special Issues with Voting Foreign Proxies

Although the Adviser has arrangements with the proxy vendor, voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

•	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.
•	To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. The Adviser may refrain from voting shares of foreign stocks subject to blocking restrictions where, in the Adviser’s judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.
•	Often it is difficult to ascertain the date of a shareholder meeting because certain countries, such as France, do not require companies to publish announcements in any official stock exchange publication.
•	Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.
•	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.
•	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.
•	Lack of a “proxy voting service” by custodians in certain countries.

Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA plan), the Adviser may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

C.	Reports

Clients may obtain information from the Adviser about how we voted proxies with respect to their securities. If requested, the Adviser provides clients with periodic reports on the Adviser’s proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the clients reasonably request.

D.	Operational Procedures

The Adviser’s Investment Committee is responsible for administering the proxy voting process as set forth in these procedures. The Adviser’s Investment Committee and Compliance Committee will meet on a periodic basis, but no less than annually, to review the Advisers proxy voting process on behalf of clients. Review shall include the Adviser’s reasonable belief that its proxy voting determinations have been voted in the best interest of clients. The Adviser shall evaluate its Guidelines as well as the administrator of the electronic proxy voting services no less than annually.

These policies and procedures noted above will be the same as those followed by the All Terrain Opportunity Fund and Cannabis Growth Fund.

Securities Subject to Lending Arrangements

For various legal or administrative reasons, the Adviser, customarily and typically does not, and is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. The Adviser will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, the Adviser may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients’ custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in the Adviser’s judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

Proxy Voting Reporting

Information regarding how the Adviser, on behalf of the Funds, voted proxies is available on the SEC’s website at http://sec.gov.

The Adviser must provide the Funds’ Board with a report that describes any significant issues that arose during the year as they relate to voting proxies, including any votes that were made inconsistent with the Adviser’s proxy voting policies and procedures. Additionally, on an at least annual basis, any changes to the Adviser’s proxy voting policies and procedure as they relate to the Funds, must be reported to the Board, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

Please file this Supplement with your records.